Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 506,793
Ending balance	615,959	$ 506,793
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,203,586	2,253,725
Additions	137,980	114,477
Additions - business acquisitions	110,647	22,107
Disposals/retirements	(63,005)	(107,650)
Foreign currency translation adjustment	(1,788)	(79,073)
Ending balance	2,387,420	2,203,586
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,696,793)	(1,732,263)
Disposals/retirements	63,005	107,650
Foreign currency translation adjustment	5,626	61,802
Amortization expense (Note 24)	139,940	129,861
Impairment (Note 24)	3,359	4,121
Ending balance	(1,771,461)	(1,696,793)
Internal-use software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,907
Ending balance	6,340	6,907
Internal-use software | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	79,210	96,900
Additions	1,385	107
Additions - business acquisitions	3,176	0
Disposals/retirements	(6,399)	(16,427)
Foreign currency translation adjustment	(1,410)	(1,370)
Ending balance	75,962	79,210
Internal-use software | Acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(72,303)	(84,431)
Disposals/retirements	6,399	16,427
Foreign currency translation adjustment	1,230	1,165
Amortization expense (Note 24)	4,948	5,464
Impairment (Note 24)	0	0
Ending balance	(69,622)	(72,303)
Internal-use software | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	45,057
Ending balance	39,163	45,057
Internal-use software | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	98,891	131,298
Additions	10,111	7,712
Additions - business acquisitions	0	0
Disposals/retirements	(2,647)	(39,284)
Foreign currency translation adjustment	(1,869)	(835)
Ending balance	104,486	98,891
Internal-use software | Internally developed | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(53,834)	(79,745)
Disposals/retirements	2,647	39,284
Foreign currency translation adjustment	1,094	509
Amortization expense (Note 24)	14,711	13,882
Impairment (Note 24)	519	0
Ending balance	(65,323)	(53,834)
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,910
Ending balance	5,486	5,910
Business solutions | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	78,641	76,278
Additions	1,160	0
Additions - business acquisitions	1,630	8,081
Disposals/retirements	(2,007)	(3,242)
Foreign currency translation adjustment	(844)	(2,476)
Ending balance	78,580	78,641
Business solutions | Acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(72,731)	(75,170)
Disposals/retirements	2,007	3,242
Foreign currency translation adjustment	831	2,240
Amortization expense (Note 24)	3,201	3,043
Impairment (Note 24)	0	0
Ending balance	(73,094)	(72,731)
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	259,253
Ending balance	325,723	259,253
Business solutions | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	624,850	571,015
Additions	103,309	85,572
Additions - business acquisitions	0	0
Disposals/retirements	(28,932)	(9,041)
Foreign currency translation adjustment	34,794	(22,696)
Ending balance	734,021	624,850
Business solutions | Internally developed | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(365,597)	(338,122)
Disposals/retirements	28,932	9,041
Foreign currency translation adjustment	(20,582)	12,044
Amortization expense (Note 24)	48,211	44,439
Impairment (Note 24)	2,840	4,121
Ending balance	(408,298)	(365,597)
Software licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	43,173
Ending balance	42,961	43,173
Software licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	167,374	190,372
Additions	22,015	21,086
Additions - business acquisitions	303	0
Disposals/retirements	(23,020)	(39,656)
Foreign currency translation adjustment	(3,694)	(4,428)
Ending balance	162,978	167,374
Software licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(124,201)	(142,456)
Disposals/retirements	23,020	39,656
Foreign currency translation adjustment	2,819	3,562
Amortization expense (Note 24)	21,655	24,963
Impairment (Note 24)	0	0
Ending balance	(120,017)	(124,201)
Client relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	146,493
Ending balance	196,286	146,493
Client relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,154,620	1,187,862
Additions	0	0
Additions - business acquisitions	105,538	14,026
Disposals/retirements	0	0
Foreign currency translation adjustment	(28,765)	(47,268)
Ending balance	1,231,393	1,154,620
Client relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,008,127)	(1,012,339)
Disposals/retirements	0	0
Foreign currency translation adjustment	20,234	42,282
Amortization expense (Note 24)	47,214	38,070
Impairment (Note 24)	0	0
Ending balance	$ (1,035,107)	$ (1,008,127)